UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07707

               ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND, INC. (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2005

                   Date of reporting period: February 28, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT FUND
PORTFOLIO OF INVESTMENTS
February 28, 2005 (unaudited)

Company                                                Shares      U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS--98.5%
Real Estate Investment Trusts--91.1%
Apartment--15.0%
Archstone-Smith Trust                                 347,900    $   11,769,457
Camden Property Trust                                 227,100        10,537,440
Equity Residential                                    504,500        16,552,645
Essex Property Trust, Inc.                             67,800         4,887,024
United Dominion Realty Trust, Inc.                    447,200         9,883,120
                                                                 --------------
                                                                     53,629,686
                                                                 --------------
Diversified--5.9%
iStar Financial, Inc.                                 236,300        10,040,387
Vornado Realty Trust                                  162,400        11,156,880
                                                                 --------------
                                                                     21,197,267
                                                                 --------------
Healthcare--1.0%
Windrose Medical Properties Trust                     262,700         3,698,816
                                                                 --------------
Hotels & Restaurants--6.5%
Host Marriott Corp.                                 1,121,600        17,923,168
LaSalle Hotel Properties                              171,900         5,181,066
                                                                 --------------
                                                                     23,104,234
                                                                 --------------
Office--16.2%
Alexandria Real Estate Equities, Inc.                 234,700        15,720,206
Boston Properties, Inc.                               183,000        10,943,400
Corporate Office Properties Trust                     389,600        10,304,920
Equity Office Properties Trust                        123,400         3,722,978
Mack-Cali Realty Corp.                                164,600         7,275,320
Prentiss Properties Trust                             177,200         6,217,948
Reckson Associates Realty Corp.                        62,500         1,909,375
SL Green Realty Corp.                                  32,400         1,826,712
                                                                 --------------
                                                                     57,920,859
                                                                 --------------
Office - Industrial Mix--4.9%
Duke Realty Corp.                                     441,700        13,993,056
Glenborough Realty Trust, Inc.                        187,900         3,707,267
                                                                 --------------
                                                                     17,700,323
                                                                 --------------
Regional Malls--13.9%
General Growth Properties, Inc.                       430,100        15,010,490
Mills Corp.                                           133,700         7,219,800
Simon Property Group, Inc.                            385,100        23,860,796
The Macerich Co.                                       62,800         3,592,788
                                                                 --------------
                                                                     49,683,874
                                                                 --------------
Shopping Centers--14.1%
Developers Diversified Realty Corp.                   484,500        20,266,635
Equity One, Inc.                                      155,350         3,211,085
Kimco Realty Corp.                                    138,900         7,376,979
Pan Pacific Retail Properties, Inc.                    86,500         5,029,975
Regency Centers Corp.                                 144,200         7,354,200
Saul Centers, Inc.                                     41,300         1,424,850

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------------------------------------

Tanger Factory Outlet Centers, Inc.                   243,000    $    5,795,550
                                                                 --------------
                                                                     50,459,274
                                                                 --------------
Storage--2.3%
Shurgard Storage Centers, Inc. Cl. A                  205,300         8,158,622
                                                                 --------------
Warehouse & Industrial--11.3%
EastGroup Properties, Inc.                            238,700         9,247,238
First Industrial Realty Trust, Inc.                   131,000         5,448,290
First Potomac Realty Trust                             87,500         1,953,875
ProLogis                                              603,600        23,999,136
                                                                 --------------
                                                                     40,648,539
                                                                 --------------
Total Real Estate Investment Trusts                                 326,201,494
                                                                 --------------
Consumer Services--4.4%
Hotels & Restaurants--4.4%
Hilton Hotels Corp.                                   200,000         4,212,000
Starwood Hotels & Resorts Worldwide, Inc.             200,100        11,453,724
                                                                 --------------
                                                                     15,665,724
                                                                 --------------
Real Estate Development & Management -3.0%
Office--3.0%
Brookfield Properties Corp. (Canada)                  277,000        10,935,960
                                                                 --------------
Total Common Stocks
   (cost $236,447,350)                                              352,803,178
                                                                 --------------
SHORT-TERM INVESTMENT -1.6 %
Time Deposit - 1.6%
Bank of New York
   1.688%, 03/01/05
   (cost $5,566,000)                               $    5,566        5, 566,000
                                                                 --------------
Total Investments--100.1%
   (cost $242,013,350)                                              358,369,178
Other assets less liabilities--(0.1%)                                  (228,925)
                                                                 --------------
Net Assets--100%                                                 $  358,140,253
                                                                 --------------

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Advisor.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.     DESCRIPTION OF EXHIBIT
         -----------     ----------------------

         11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Real Estate Investment Fund, Inc.

By:   /s/ Marc O, Mayer
      -----------------
      Marc O. Mayer
      President

Date: April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O, Mayer
      -----------------
      Marc O. Mayer
      President

Date: April 29, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: April 29, 2005